INTANGIBLE ASSETS OTHER THAN GOODWILL - Distribution Rights (Details) $ in Thousands, R$ in Millions	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)
INTANGIBLE ASSETS OTHER THAN GOODWILL
Renewal period for production and distribution contracts	5 years
Intangible assets other than goodwill		$ 671,778,888	$ 659,631,543	$ 604,514,165
Distribution rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill		650,963,285	646,514,329	$ 596,365,737
Distribution rights | Chile operation
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill		303,802,964	303,973,971
Distribution rights | Brazil operation
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill		171,411,484	158,175,979
Distribution rights | Paraguay operation
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill		172,548,023	181,675,993
Distribution rights | Argentina operation
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill		3,200,814	$ 2,688,386
Brazilian Beer Brand Therezopolis
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill		$ 35,000
Purchase of intangible assets | R$	R$ 70
Percentage of each bottler bought	50.00%